GENERAL (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	10 Months Ended	12 Months Ended
	Feb. 15, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Maximum cash proceeds from sale of WLAN operation	$ 16,604
Cash from sale of WLAN operation	5,700	2,000			7,700
Repayment of loan		(3,750)			4,050
Potential maximum aggregate earn-out payments form sale of WLAN operation	$ 8,000